STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Tables
Company Warrants Outstanding and Issued

During the year ended December 31, 2012, we issued the following:

	Number of Shares Under Company Warrants	Exercise Price	Exercise Term in Years	Fair Value
Debt modification	5,685,300	$0.38	5	$10,505,247
Issued with debt	10,314,700	$0.38-$3.00	5	15,549,855
Services	1,332,500	$2.40-$2.80	5	1,563,620
	17,332,500			$27,618,722

During the year ended December 31, 2011, we issued the following:

	Number of Shares Under Company Warrants	Exercise Price	Exercise Term in Years	Fair Value
Loan guarantee	613,713	$0.24	10	$93,969
Loan consideration	613,718	$0.41	5	30,993
Product consulting	1,045,485	$0.38-$0.41	5-10	189,942
Services	784,711	$0.38-$1.50	5-10	159,363
	3,057,627			$474,267

Schedule of Assumptions FV Warrants
The assumptions used in the Black-Scholes Model during the six months ended June 30, 2013 are set forth in the table below.

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Risk-free interest rate	0.65-1.42%	0.61-2.23%
Volatility	33.35-45.76%	40.77-46.01%
Term (in years)	5-6.25	5-6.25
Dividend yield	0.00%	0.00%

The weighted average fair value per share of Company Warrants granted and the assumptions used in the Black-Scholes Model during the years ended December 31, 2012 and 2011 are set forth in the table below.

	2012	2011
Weighted average fair value	$2.05	$0.16
Risk-free interest rate	0.72-1.04%	0.91-3.48%
Volatility	44.64-44.81%	39.13-51.83%
Term (in years)	5	5-10
Dividend yield	0.00%	0.00%

Schedule of Stock Warrant Activity
A summary of our warrant activity and related information for 2013 follows:

	Number of Shares Under Company Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2012	12,193,499	$1.63	4.8	$17,971,994
Granted	2,100,000	$2.72	7.3	$867,000
Exercised	-0-
Expired	-0-
Cancelled	-0-
Balance at June 30, 2013	14,293,499	$1.79	4.8	$17,985,449
Vested and Exercisable at June 30, 2013	12,149,559	$1.67	4.3	$16,540,175

A summary of our Common Stock purchase warrant activity and related information for the years ended December 31, 2012 and 2011 follows:

	Number of Shares Under Company Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Balance at December 31, 2010	-0-
Granted	3,057,627	$0.36	7.9	$3,483,691
Exercised	-0-
Expired	-0-
Cancelled	-0-
Balance at December 31, 2011	3,057,627	$0.36	7.9	$3,483,691
Granted	17,332,500	$1.26	4.3	$31,891,150
Exercised	(8,145,486)	$0.38
Expired	-0-
Cancelled	(51,142)	$0.24
Balance at December 31, 2012	12,193,499	$1.63	4.8	$17,971,994
Vested and Exercisable at
December 31, 2012	11,784,408	$1.69	4.7	$16,859,266

Stock Options
A summary of activity under the LTIP and 2012 SOP and related information follows:

	Number of Shares Under Company Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2012	13,733,488	$1.16	7.7	$26,804,117
Granted	1,583,677	$2.79	9.9	$365,845
Exercised	(61,372)
Expired	-0-
Cancelled	(600,000)
Balance at June 30, 2013	14,655,793	$1.08	7.8	$26,038,328
Vested and Exercisable at June 30, 2013	9,623,443	$0.60	6.5	$23,208,051

A summary of activity under the 2009 and 2012 Plans and related information follows:

	Number of Shares Under Company Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Balance at December 31, 2010	-0-
Granted(1)	10,682,218	$0.16	7.6	$14,188,484
Exercised	(92,057)	$0.19
Expired	-0-
Cancelled	-0-
Balance at December 31, 2011	10,590,161	$0.16	7.6	$14,067,649
Granted	5,121,250	$2.80	9.7	$1,737,530
Exercised	(1,931,788)	$0.13
Expired	-0-
Cancelled	(46,135)
Balance at December 31, 2012	13,733,488	$1.16	7.7	$26,804,117
Vested and Exercisable at December 31, 2012	8,370,408	$0.38	6.7	$22,811,422

Schedule of Assumptions FV Options

The assumptions used in the Black-Scholes Model during the years ended December 31, 2012 and 2011 and are set forth in the table below.

	2012	2011
Risk-free interest rate	0.61-2.23%	0.91-2.54%
Volatility	40.77-46.01%	37.92-40.48%
Expected life (in years)	5-6.25	5.5-6.25
Dividend yield	0.00%	0.00%